Segment Information	12 Months Ended
Dec. 31, 2022
Disclosure of Segment Information [Abstract]
SEGMENT INFORMATION

5 SEGMENT INFORMATION

The Group has three reportable segments: Revenue from subscriptions, Revenue from advertisement, and Revenue from live events. Segments were identified based on the Group’s internal reporting and how the chief operating decision maker (“CODM”) assesses the performance of the business. The Premium service is a paid service in which customers can listen on demand and offline. Revenue for the Premium segment is generated through subscription fees. The Ad-Supported service is free to the user. Revenue for the Ad-Supported segment is primarily generated through the sale of advertising across the Group’s content. Revenues from live events are generated from the sale of tickets, food and beverage & sponsorships. Royalty costs are primarily recorded in each segment based on specific rates for each segment agreed with the rights holders. The remaining cost of revenue items that are not specifically associated to either of the segments are allocated based on user activity in each segment. No operating segments have been aggregated to form the reportable segments.

Key financial performance measures of the segments including revenue, cost of revenue, and gross profit are as follows:

	2022	2021	2020
	USD	USD	USD
Revenue from subscription segment
Revenue	27,061,318	25,664,145	24,715,271
Cost of revenue	(23,541,956)	(21,863,278)	(18,772,861)
Gross profit	3,519,362	3,800,867	5,942,410

Revenue from advertisement segment
Revenue	12,057,903	9,840,247	5,803,085
Cost of revenue	(8,655,196)	(4,599,359)	(3,573,660)
Gross profit	3,402,707	5,240,888	2,229,425

Revenue from live events segment
Revenue	9,362,794	-	-
Cost of revenue	(6,933,370)	-	-
Gross profit	2,429,424	-	-

Consolidated
Revenue	48,482,015	35,504,392	30,518,356
Cost of revenue	(39,130,522)	(26,462,637)	(22,346,521)
Gross profit	9,351,493	9,041,755	8,171,835

Reconciliation of gross profits

Selling and marketing, operating expenses, finance income, and finance costs are not allocated to individual segments as these are managed on an overall group basis. The reconciliation between reportable segment gross profit to the Group’s loss before tax is as follows:

	2022	2021	2020
	USD	USD	USD

Segment gross profit	9,351,493	9,041,755	8,171,835
Selling and marketing expenses	(11,569,386)	(8,013,933)	(5,284,152)
General and administrative expenses	(17,365,313)	(11,017,765)	(5,204,627)
Consultancy and professional fees	(2,114,707)	(6,120,494)	(231,369)
Government grants (note 12)	4,318,726	2,546,360	-
Finance costs	(552,751)	(2,679,763)	(1,764,682)
Finance income	15,036	145,107	137,397
Other income	2,825,374	41,419	60,497
Share of loss of a joint venture (note 17)	(283,055)	(94,210)	-
Fair value change of warrants liabilities	6,697,574	-	-
Recapitalization expense	(48,521,756)	-	-
Foreign exchange loss, net	(3,129,330)	(1,558,780)	(1,126,851)
Loss before tax	(60,328,095)	(17,710,304)	(5,241,952)

Revenue by market

	2022	2021	2020
	USD	USD	USD

KSA	14,607,994	8,287,578	10,027,692
UAE	12,750,454	5,980,102	4,100,221
Egypt	9,804,094	8,898,645	6,119,713
Lebanon	3,572,317	4,834,760	4,519,232
Kuwait	1,757,282	1,903,202	1,763,482
Jordan	1,133,807	1,043,768	854,517
Others*	4,856,067	4,556,337	3,133,499
	48,482,015	35,504,392	30,518,356

Premium revenue is attributed to a country based on where the membership originates. Ad-Supported revenue is attributed to a country based on where the advertising campaign is viewed. Live events revenue is attributed to a country based on where the events occurred.

*	There is no individual geographical market other than those disclosed above which would constitute more than 5% of the total revenue.